Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net loss for the year	$ 11,995	$ (13,694)	$ (52,419)
Adjustments for:
Depreciation and amortization	4,363	5,018	4,616
Deferred income tax	(3,746)	(2,075)	(4,902)
Loss (gain) on disposal of rights of use, property, equipment, and intangible assets	120	874	(9)
Expected credit losses from trade receivables	1,082	1,472	852
Share-based compensation	15,552	16,360	12,202
Provision for payroll taxes (share-based compensation)	1,419	3,326	(1,125)
Adjustment of hyperinflation	6,908	19,369	5,175
Equity results	(2)	(1,008)	(1,106)
Accrued interest	(14,168)	(23,757)	(2,252)
Fair value (gains) losses	(2,024)	(10,332)	2,522
Others and foreign exchange, net	9,352	8,298	2,786
Change in operating assets and liabilities
Trade receivables	(22,679)	(13,137)	(3,579)
Recoverable taxes	(3,486)	(3,597)	(671)
Prepaid expenses	(466)	(598)	3,947
Other assets	(531)	583	(583)
Accounts payable and accrued expenses	(227)	855	5,229
Taxes payable	3,577	7,347	(1,495)
Deferred revenue	21,125	6,948	1,157
Other liabilities	1,011	1,925	745
Cash provided by (used in) operating activities	29,175	4,177	(28,910)
Income tax refund (paid)	(1,919)	82	(312)
Net cash provided by (used in) operating activities	27,256	4,259	(29,222)
Cash flows from investing activities
Dividends received from joint venture	0	1,138	147
Proceeds from disposal of joint venture	1,026	0	0
Purchase of short and long-term investment	(133,671)	(135,442)	(120,615)
Redemption of short-term investment	120,915	171,200	78,011
Interest and dividend received from short-term investments	691	2,106	1,110
Acquisition of subsidiaries net of cash acquired	(2,919)	0	(1,692)
Acquisitions of property and equipment	(2,069)	(472)	(340)
Derivative financial instruments	(3,987)	(105)	0
Net cash provided by (used in) investing activities	(20,014)	38,425	(43,379)
Cash flows from financing activities
Derivative financial instruments	0	0	(746)
Changes in restricted cash	0	1,660	(348)
Proceeds from the exercise of stock options	3,898	1,031	567
Net-settlement of share-based payment	(4,675)	(2,488)	(1,615)
Buyback of shares	(11,202)	(35,243)	(12,798)
Payment of loans and financing	(71)	(1,238)	(2,651)
Interest paid	0	(5)	(56)
Principal elements of lease payments	(1,615)	(1,574)	(1,263)
Lease interest paid	(369)	(573)	(670)
Net cash used in financing activities	(14,034)	(38,430)	(19,580)
Net increase (decrease) in cash and cash equivalents	(6,792)	4,254	(92,181)
Cash and cash equivalents, beginning of the year	28,035	24,394	121,006
Effect of exchange rate changes	(2,570)	(613)	(4,431)
Cash and cash equivalents, end of the year	18,673	28,035	24,394
Non-cash transactions
Lease liabilities arising from obtaining right-of-use assets and remeasurement	1,530	(251)	983
Issue of ordinary shares as consideration for a business combination	0	0	3
Unpaid amount related to business combinations	972	0	0
Dividends from joint venture used to pay accounts from acquisition of subsidiaries	0	0	448
Transactions with non-controlling interests	$ 20	$ 27	$ 13